Equity-Based Compensation - Fair Value of Underlying Common Stock and Exercise Price of Stock Options (Details) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)	$ 4.21
Exercise Price of Common Stock Option (dollars per share)	$ 4.21
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)		$ 0.95	$ 1.91	$ 0.51
Exercise Price of Common Stock Option (dollars per share)		0.95	1.91	0.51
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)		1.20	2.12	0.98
Exercise Price of Common Stock Option (dollars per share)		1.20	2.12	0.98
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)		1.14	1.98	0.69
Exercise Price of Common Stock Option (dollars per share)		$ 1.14	$ 1.98	$ 0.69